Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		5,000,000	23,946,403
Preferred stock, shares outstanding (in shares)	0		23,933,949
Preferred stock outstanding			$ 85,658
Par value of preferred stock (in usd per share)		$ 0.0001
Preferred stock liquidation value			$ 86,000
Series 1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			12,438,704
Preferred stock, shares outstanding (in shares)			12,433,953
Preferred stock outstanding			$ 39,658
Par value of preferred stock (in usd per share)			$ 0.001
Preferred stock liquidation value			$ 40,000
Series 2 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			7,507,699
Preferred stock, shares outstanding (in shares)			7,499,996
Preferred stock outstanding			$ 30,000
Par value of preferred stock (in usd per share)			$ 0.001
Preferred stock liquidation value			$ 30,000
Series 3 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			4,000,000
Preferred stock, shares outstanding (in shares)			4,000,000
Preferred stock outstanding			$ 16,000
Par value of preferred stock (in usd per share)			$ 0.001
Preferred stock liquidation value			$ 16,000